THE VANTAGEPOINT FUNDS

Supplement dated March 10, 2009 to the Prospectus dated May 1, 2008 as supplemented May 22, 2008, July 15, 2008, August 6, 2008, September 23, 2008,
October 16, 2008, December 30, 2008, and January 21, 2009

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

Diversified Assets Fund — Investment Subadvisers

The following should be read in conjunction with the information relating to Analytic Investors, LLC (“Analytic”) on page 31 of the Prospectus:

Bob Murdock no longer serves as a portfolio manager of the Diversified Assets Fund. Effective February 2009, David Krider, CFA and Ram Willner, D.B.A. serve as portfolio managers of the Fund with Harinda De Silva, Ph.D, CFA, President and Portfolio Manager and Greg McMurran, Chief Investment Officer. Mr. Krider joined Analytic in 2005 as a Research Analyst and, since August 2006, has served as a Portfolio Manager. Prior to joining Analytic, Mr. Krider was Founder and Chief Technology Officer of Visualize, Inc. from 1996 to 2005. Mr. Willner joined Analytic as a Portfolio Manager in 2008. Prior to joining Analytic, he was an Independent Consultant from 2007 to 2008 and served as a Managing Director and Chief Investment Officer of Global Fixed Income Partners, LLC from 2003 to 2007.

Please retain this supplement for future reference.

SUPP 011-200903-322D

THE VANTAGEPOINT FUNDS
Supplement dated March 10, 2009 to the Statement of Additional Information
dated May 1, 2008 as supplemented July 15, 2008, September 25, 2008,
November 5, 2008, January 30, 2009, and February 12, 2009.
This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
Statement of Additional Information.
ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS
The following should be read with the information found under the section entitled “Additional Information Regarding Portfolio Managers” on page 57.
Bob Murdock no longer serves as a portfolio manager of the Diversified Assets Fund, and therefore, all information relating to accounts managed by him is hereby deleted by this supplement.
Other accounts managed by portfolio manager(s) as of December 31, 2008:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversified Assets Fund
David Krider	3	$293.0	3	$160.5	2*	$277.3*
Ram Willner	1	$-0-	0	$-0-	1	$13.6

*	Accounts with advisory fees based on performance.
As of December 31, 2008, Mr. Krider and Mr. Willner did not own shares of the Diversified Assets Fund.
Please retain this supplement for future reference.